Earnings per share (Tables)	6 Months Ended
Sep. 30, 2017
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2016	2017
Basic—
Net income attributable to NHI shareholders	¥108,005	¥108,706
Weighted average number of shares outstanding	3,588,288,755	3,530,324,525
Net income attributable to NHI shareholders per share	¥30.10	¥30.79

Diluted—
Net income attributable to NHI shareholders	¥107,955	¥108,664
Weighted average number of shares outstanding	3,673,595,813	3,598,185,304
Net income attributable to NHI shareholders per share	¥29.39	¥30.20

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2016	2017
Basic—
Net income attributable to NHI shareholders	¥61,180	¥51,850
Weighted average number of shares outstanding	3,577,779,123	3,526,321,204
Net income attributable to NHI shareholders per share	¥17.10	¥14.70

Diluted—
Net income attributable to NHI shareholders	¥61,130	¥51,825
Weighted average number of shares outstanding	3,664,869,847	3,586,187,615
Net income attributable to NHI shareholders per share	¥16.68	¥14.45